LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2020
LAND USE RIGHT, NET
LAND USE RIGHT, NET

7.      LAND USE RIGHT, NET

	December 31
	2019	2020
	RMB’000	RMB’000	US$’000

Land use right	34,057	34,057	5,219
Less: accumulated amortization	(2,591)	(3,296)	(505)

	31,466	30,761	4,714

In 2013, the Group paid RMB51,678,000 to acquire a land use right of approximately 39,000 square meters of land in Beijing Shunyi District, on which the Group developed a cloud infrastructure. According to the land use right contract, the Group has a 50-year use right over the land, which is used as the basis for amortization.

In December 2017, land use right, excluding land use right held by Beijing Shuo Ge and Beijing Zhao Du, was transferred out from the assets held for sale and re-designated as assets held for use (Note 9). The Group re-measured the amortization expense that would have been recognized had the land use right been continuously classified as held and used. Amortization expense for land use right for the years ended December 31, 2018, 2019 and 2020 was RMB730,000,  RMB706,000 and RMB706,000 (US$ 108,000), respectively.

The carrying amount of land use right pledged by the Group to secure the borrowings (Note 12 (b)) as of December 31, 2019 and 2020 was RMB31,466,000 and RMB 30,761,000, respectively.

All the land use right (excluding land use right held by Beijing Zhao Du) were sealed up by the court due to the lawsuits (Note 25) as of December 31, 2020.